Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Taxable income rate			(0.60%)	(0.80%)
Net operating loss carry forwards in U.S. (in Dollars)	$ 1,887,754		$ 1,751,481	$ 1,177,486
Foreign tax credits	80.00%		80.00%
Deferred tax valuation allowance (in Dollars)	$ 5,327,253		$ 5,288,159	4,927,995
Change in valuation allowance (in Dollars)	207,058	$ 422,659	1,245,262	2,492,329
United States of America [Member]
Income Taxes [Line Items]
Net operating losses (in Dollars)	$ 8,989,305		$ 8,340,387
Taxable income rate	80.00%		80.00%
Net operating loss carry forwards in U.S. (in Dollars)	$ 1,887,754		$ 1,751,481	1,177,486
Effective income tax rate reconciliation tax controlled from foreign	35.00%		35.00%
Effective income tax rate reconciliation, GILTI, percent	10.50%		10.50%
Effective income tax rate reconciliation, deduction, percent	50.00%		50.00%
Current enacted tax rate	21.00%		21.00%
Malaysia [Member]
Income Taxes [Line Items]
Net operating losses (in Dollars)	$ 22,196,887		$ 22,033,996
Taxable income rate	24.00%		24.00%
Foreign tax credits	80.00%		80.00%
Foreign tax rate	13.125%		13.125%
Deferred tax valuation allowance (in Dollars)	$ 5,327,253		$ 5,288,159	$ 4,927,995
Operating loss carryforwards, limitations on use			ten consecutive years